Loans - Impaired Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Gross interest income that would have been recorded had impaired loans been current	$ 2,100	$ 2,700	$ 3,100
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	63,095	33,039
Impaired loans, Specific allowance	(13,353)	(11,566)
Impaired loans with an allowance, Net loans	49,742	21,473
Gross recorded investment of impaired loans without an allowance	49,748	59,643
Impaired loans, Gross recorded investment	112,843	92,682
Impaired loans, Net loans	99,490	81,116
Purchased Credit-Impaired Loans
Financing Receivable, Impaired [Line Items]
Impaired loans, Specific allowance	(300)	(200)
Commercial loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	7,475	579
Impaired loans, Specific allowance	(2,866)	(577)
Impaired loans with an allowance, Net loans	4,609	2
Gross recorded investment of impaired loans without an allowance	1,012	1,050
Impaired loans, Gross recorded investment	8,487	1,629
Impaired loans, Net loans	5,621	1,052
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	1	2
Impaired loans, Gross recorded investment	1	2
Impaired loans, Net loans	1	2
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	7,475	579
Impaired loans, Specific allowance	(2,866)	(577)
Impaired loans with an allowance, Net loans	4,609	2
Gross recorded investment of impaired loans without an allowance	1,011	1,048
Impaired loans, Gross recorded investment	8,486	1,627
Impaired loans, Net loans	5,620	1,050
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	1,585	1,722
Impaired loans, Specific allowance	(583)	(750)
Impaired loans with an allowance, Net loans	1,002	972
Gross recorded investment of impaired loans without an allowance	6,304	5,944
Impaired loans, Gross recorded investment	7,889	7,666
Impaired loans, Net loans	7,306	6,916
Consumer loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	337	408
Impaired loans, Specific allowance	(274)	(278)
Impaired loans with an allowance, Net loans	63	130
Gross recorded investment of impaired loans without an allowance	377	606
Impaired loans, Gross recorded investment	714	1,014
Impaired loans, Net loans	440	736
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	4	17
Impaired loans, Gross recorded investment	4	17
Impaired loans, Net loans	4	17
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	138	155
Impaired loans, Specific allowance	(75)	(75)
Impaired loans with an allowance, Net loans	63	80
Gross recorded investment of impaired loans without an allowance	88	130
Impaired loans, Gross recorded investment	226	285
Impaired loans, Net loans	151	210
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	199	253
Impaired loans, Specific allowance	(199)	(203)
Impaired loans with an allowance, Net loans	0	50
Gross recorded investment of impaired loans without an allowance	285	459
Impaired loans, Gross recorded investment	484	712
Impaired loans, Net loans	285	509
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	53,698	30,330
Impaired loans, Specific allowance	(9,630)	(9,961)
Impaired loans with an allowance, Net loans	44,068	20,369
Gross recorded investment of impaired loans without an allowance	42,055	52,043
Impaired loans, Gross recorded investment	95,753	82,373
Impaired loans, Net loans	$ 86,123	$ 72,412